Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
Note 13 - Segment Reporting

A.	Information on sales by geographic distribution:

The Company has one operating segment. Sales are attributed to geographic distribution based on the location of the ultimate customer:

	Year ended December 31
	2022	2023	2024
	US$ thousands

USA	107,908	103,985	43,698
North America - other	836	1,442	280
Israel	13,586	7,560	3,365
Europe	20,715	8,048	6,221
Asia-Pacific	7,537	3,096	4,550

	150,582	124,131	58,114

B.	Sales to single ultimate customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2022	2023	2024
	US$ thousands

Customer "A"	22,926	11,018	7,611
Customer "B"	7,821	5,889	7,302
Customer "C"	3,733	26,808	2,904

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2023 and 2024:

	Year ended December 31
	2023	2024
	US$ thousands

North America	626	420
Europe	153	71
Israel	9,239	9,506

	10,018	9,997

D.	Segment information:

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”).

The Company’s operations are managed and reported to its Chief Executive Officer (“CEO”), the Company’s chief operating decision maker ("CODM").

Our chief operating decision maker (“CODM”), manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.

The following table provides the significant expense (income) categories and amounts align with the segment-level information that is regularly provided to the CODM:

	Year ended December 31
	2022	2023	2024
	US$ thousands

Sales	150,582	124,131	58,114
Raw material and subcontracted manufacturing costs	(85,190)	(81,947)	(35,364)
Payroll & related expenses	(25,017)	(21,465)	(19,481)
Share-based compensation expenses	(3,577)	(3,353)	(3,166)
Subcontractor work	(2,329)	(2,681)	(3,747)
Depreciation costs	(2,208)	(2,212)	(1,891)
Rent	(2,207)	(2,150)	(2,121)
Impairment of goodwill	-	(25,561)	-
Other segment items *	(9,921)	(13,151)	(5,304)
Amortization expense	(207)	(285)	(318)
Financial income, net	2,464	1,372	1,961
Income taxes	(4,084)	889	(2,391)
Segment net income (loss)	18,306	(26,413)	(13,708)

*	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.